Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 19,671,729.4	$ 239,344.5	₨ 16,528,039.5
Borrower 1
Concentration Risk [Line Items]
Total Exposure	284,002.5	3,455.4	266,161.9
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	284,002.5		265,661.9
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		500.0
Borrower 2
Concentration Risk [Line Items]
Total Exposure	222,101.6	2,702.3	245,435.0
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	220,901.6		245,435.0
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	1,200.0		0.0
Borrower 3
Concentration Risk [Line Items]
Total Exposure	205,801.0	2,504.0	236,497.9
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	205,801.0		119,950.5
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		116,547.4
Borrower 4
Concentration Risk [Line Items]
Total Exposure	192,489.2	2,342.0	150,283.8
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	80,344.5		150,283.8
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	112,144.7		0.0
Borrower 5
Concentration Risk [Line Items]
Total Exposure	185,299.0	2,254.5	145,908.2
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	185,299.0		126,639.8
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		19,268.4
Borrower 6
Concentration Risk [Line Items]
Total Exposure	176,061.5	2,142.1	142,600.0
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	154,296.7		142,600.0
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	21,764.8		0.0
Borrower 7
Concentration Risk [Line Items]
Total Exposure	155,625.7	1,893.5	140,232.0
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	155,565.7		140,000.0
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	60.0		232.0
Borrower 8
Concentration Risk [Line Items]
Total Exposure	139,808.3	1,701.0	137,899.2
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	139,808.3		137,700.0
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		199.2
Borrower 9
Concentration Risk [Line Items]
Total Exposure	127,590.3	1,552.4	133,670.0
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	121,560.0		133,670.0
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	6,030.3		0.0
Borrower 10
Concentration Risk [Line Items]
Total Exposure	127,549.0	$ 1,551.9	126,447.2
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	112,479.0		108,591.5
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 15,070.0		₨ 17,855.7